23. Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 7,019,554	$ 6,820,165	$ 6,444,837	$ 6,156,393	$ 6,212,384	$ 6,254,098	$ 5,963,378	$ 5,818,254	$ 26,440,949	$ 24,248,114
Interest expense	788,283	796,192	749,504	734,411	667,299	691,743	676,995	663,262	3,068,390	2,699,299
Provision for loan losses	200,000	150,000	150,000	150,000	100,000	150,000	150,000	100,000	650,000	500,000
Non-interest income	1,383,196	1,449,247	1,381,731	1,370,218	1,461,829	1,483,520	1,318,699	1,237,851	5,584,392	5,501,899
Non-interest expense	4,700,520	4,842,116	4,892,568	4,731,119	4,994,550	4,790,503	4,675,180	4,682,291	19,166,323	19,142,524
Net income	$ 1,524,620	$ 1,792,949	$ 1,499,513	$ 1,414,216	$ 1,503,685	$ 1,515,900	$ 1,295,199	$ 1,169,494	$ 6,231,298	$ 5,484,278
Earnings per common share	$ .30	$ 0.35	$ 0.29	$ 0.27	$ 0.29	$ .30	$ 0.25	$ 0.23	$ 1.21	$ 1.07